Commitments and contingencies (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Future Minimum Lease Payments
The Group has various lease contracts that have not yet commenced as of December 31, 2021. The future lease payments for these non-cancellable
lease contracts are as follows:

	31.12.2020	31.12.2021	31.12.2021
	RMB’000	RMB’000	US$’000
Within 1 year	321	2,769	438
After 1 year but within 5 years	1,628	2,178	345
After 5 years	71	—	—

	2,020	4,947	783